2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 716
Proceeds from sales of investment securities available for sale	1,500	$ 0	$ 20,202
Gains on sales of available for sale securities	729		291
Loss on sales of available for sale securities			$ 25
Securities pledged to secure public deposits	$ 95,600	$ 91,000